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As filed with the Securities and Exchange Commission on January 26, 2011

1933 Act File No. 333-
1940 Act File No. 811-22488

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. ☐
Post-Effective Amendment No. ☐
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 5
Blackstone / GSO Long-Short Credit Income Fund
(Exact Name of Registrant as Specified in Charter)

280 Park Avenue
11th Floor
New York, NY 10017
(Address of Principal Executive Offices)

(212) 503-2100
(Registrant's Telephone Number, Including Area Code)

Marisa Beeney
GSO Capital Partners LP
280 Park Avenue
11th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copies to:

Sarah E. Cogan Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, NY 10017	Joseph A. Hall, Esq. Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

          If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

          It is proposed that this filing will become effective when declared effective (check appropriate box):

  ☐
  when declared effective pursuant to Section 8(c).

          If appropriate, check the following box:

  ☐
  This post-effective amendment designates a new effective date for a previously filed registration statement.

  ☒
  This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-165353.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee

Common Shares of Beneficial Interest, $0.001 par value	505,000 Shares	$20.00	$10,100,000	$1,172.61

(1)
Estimated solely for purpose of calculating the registration fee.

(2)
Includes common shares of beneficial interest that may be offered to the Underwriters pursuant to an option to cover over-allotments.

 EXPLANATORY NOTE

  Rule 462(b) Filing

        This Registration Statement is being filed with respect to the registration of additional common shares of beneficial interest, $0.001 par value, of Blackstone / GSO Long-Short Credit Income Fund, a Delaware statutory trust (the "Registrant"), pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (Reg. No. 333-170154) filed by the Registrant with the Securities and Exchange Commission, as amended, declared effective on January 26, 2011, are incorporated herein by reference.

        Any required consents are listed on the Exhibit Index attached hereto and filed herewith.

 PART C

OTHER INFORMATION

Item 25.    Financial Statements and Exhibits

Financial Statements

        The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940, as amended, were filed in Pre-effective Amendment No. 4 to the Registration Statement on Form N-2 (File No. 333-170154) and are incorporated by reference herein.

Exhibits
(a)(1)	Declaration of Trust, dated October 22, 2010(1)
(a)(2)	Amended and Restated Agreement and Declaration of Trust, dated December 15, 2010(1)
(b)	By-Laws(1)
(c)	Not Applicable
(d)	Articles V and VIII of Registrant's Amended and Restated Agreement and Declaration of Trust are incorporated herein by reference
(e)	Form of Dividend Reinvestment Plan(1)
(g)(1)	Form of Investment Advisory Agreement between the Registrant and the Adviser(1)
(h)(1)	Form of Underwriting Agreement(1)
(h)(2)	Form of Master Agreement Among Underwriters(1)
(h)(3)	Form of Master Selected Dealers Agreement(1)
(h)(4)	Form of Structuring Fee Agreement with Wells Fargo Securities, LLC(1)
(h)(5)	Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated(1)
(h)(6)	Form of Structuring Fee Agreement with UBS Securities LLC(1)
(i)	Not Applicable
(j)(1)	Form of Global Custody Agreement(1)
(j)(2)	Form of Special Custody Agreement(1)
(k)(1)	Form of Transfer Agency and Services Agreement(1)
(k)(2)	Form of Administration, Bookkeeping and Pricing Services Agreement(1)
(k)(3)	Form of Distribution Assistance Agreement(1)
(l)	Opinion and Consent of Delaware Counsel(2)
(m)	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm(2)
(o)	Not Applicable
(p)	Subscription Agreement(1)
(q)	Not Applicable

Exhibits
(r)(1)	Code of Ethics of the Fund (Employees)(1)
(r)(2)	Code of Ethics of the Fund (Independent Trustees)(1)
(r)(3)	Code of Ethics of the Adviser(1)
(s)	Power of Attorney(1)

(1)
Previously filed on the Registration Statement on Form N-2 (File No. 333-170154) and incorporated by reference herein.

(2)
Filed herewith

Item 26.    Marketing Arrangements

        See the Form of Underwriting Agreement, the Form of Master Agreement Among Underwriters, the Form of Master Selected Dealers Agreement, the Form of Structuring Fee Agreement with Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated and the Form of Structuring Fee Agreement with UBS Securities LLC, filed as Exhibit (h)(1), Exhibit (h)(2), Exhibit (h)(3), Exhibit (h)(4), Exhibit (h)(5) and Exhibit (h)(6), respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-170154).

Item 27.    Other Expenses of Issuance and Distribution

        The following table shows the fees and expenses, other than underwriting discount, to be paid by us in connection with the sale and distribution of the securities being registered hereby (including the expenses for the common shares of beneficial registered in the previously filed Registration Statement on Form N-2 (File No. 333-170154)). All amounts except the SEC registration fee and the Financial Industry Regulatory Authority, Inc. filing fee are estimates.

Securities and Exchange Commission registration fee	$33,100.11
New York Stock Exchange listing fees	30,000
Financial Industry Regulatory Authority fees	30,560
Printing and engraving expenses	415,000
Accounting fees and expenses	6,000
Legal fees and expenses	445,000
Blue Sky filing fees and expenses	0
Trustees' fee	0
Transfer agent's fee	2,500
Miscellaneous	220
Total	$962,380.11

Item 28.    Persons Controlled by or Under Common Control

        None.

Item 29.    Number of Holders of Securities

        The following table shows the number of holders of securities of the Registrant as of December 23, 2010.

Title of Class	Number of Record Holders
Common Shares of Beneficial Interest, par value $.001 per share	1

Item 30.    Indemnification

        Article V of the Registrant's Amended and Restated Agreement and Declaration of Trust, filed as Exhibit (a)(2) to the Registration Statement on Form N-2 (File No. 333-170154), provide that:

        Section 5.1    No Personal Liability of Shareholders, Trustees, etc.    No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misconduct, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

        Section 5.2    Mandatory Indemnification.    (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee, officer or employee of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misconduct, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

        (b)   Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither Interested Persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

        (c)    The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

        (d)   The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of Shareholders or Trustees who are not Interested Persons or any other right to which he or she may be lawfully entitled.

        (e)    Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

        Section 5.3    No Bond Required of Trustees.    No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

        Section 5.4    No Duty of Investigation; No Notice in Trust Instruments, etc.    No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

        Section 5.5    Reliance on Experts, etc.    Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

        Reference is made to Section 6 of the Form of Underwriting Agreement filed as Exhibit (h)(1) to the Registration Statement on Form N-2 (File No. 333-170154), which is incorporated herein by reference.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Adviser

        The descriptions of the Adviser under the caption "Management of the Fund" in the prospectus and Statement of Additional Information of this registration statement are incorporated by reference herein. Information as to the directors and officers of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-68243) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference. The Adviser's principal business address is 280 Park Avenue, 11th floor, New York, NY 10017.

Item 32.    Locations of Accounts and Records

        The accounts and records of the Registrant are maintained at the office of the Registrant at ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

Item 33.    Management Services

        Not applicable.

Item 34.    Undertakings

        (1)    Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2)    Not applicable.

        (3)    Not applicable.

        (4)    Not applicable.

        (5)    Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant Rule 497(h) shall be deemed to be a part of the Registration Statement as of the time it was declared effective.

        Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6)   Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

 SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 26th day of January 2011.

BLACKSTONE / GSO LONG-SHORT CREDIT INCOME FUND
By:	/s/ DANIEL H. SMITH, JR.
Name: Daniel H. Smith, Jr. Title: Chairman, President, Chief Executive Officer and Trustee

        Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature		Title	Date

/s/ DANIEL H. SMITH, JR. Daniel H. Smith, Jr.		Chairman, President, Chief Executive Officer and Trustee (Principal Executive Officer)	January 26, 2011
/s/ ERIC ROSENBERG Eric Rosenberg		Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	January 26, 2011
/s/ EDWARD H. D'ALELIO* Edward H. D'Alelio		Trustee	January 26, 2011
/s/ MICHAEL HOLLAND* Michael Holland		Trustee	January 26, 2011
/s/ THOMAS W. JASPER* Thomas W. Jasper		Trustee	January 26, 2011
/s/ JOHN R. O'NEILL* John R. O'Neill		Trustee	January 26, 2011
*By:	/s/ DANIEL H. SMITH, JR. Daniel H. Smith, Jr. As agent or attorney-in-fact January 26, 2011

        The original powers of attorney authorizing Daniel H. Smith, Jr., Eric Rosenberg, Lee M. Shaiman, Marisa Beeney and Jane Lee to execute the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this Amendment is filed have been executed and were filed as Exhibit(s) to the Registration Statement on Form N-2 (File No. 333-170154).

 SCHEDULE OF EXHIBITS TO FORM N-2

Exhibit No.	Exhibit
(l)	Opinion and Consent of Delaware Counsel
(n)	Consent of Independent Registered Public Accounting Firm

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EXPLANATORY NOTE
PART C
OTHER INFORMATION
  Item 25. Financial Statements and Exhibits
  Item 26. Marketing Arrangements
  Item 27. Other Expenses of Issuance and Distribution
  Item 28. Persons Controlled by or Under Common Control
  Item 29. Number of Holders of Securities
  Item 30. Indemnification
  Item 31. Business and Other Connections of Adviser
  Item 32. Locations of Accounts and Records
  Item 33. Management Services
  Item 34. Undertakings
SIGNATURES
SCHEDULE OF EXHIBITS TO FORM N-2